Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value (in Dollars per share)	$ 10.31
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Class A Common Stock
Common stock subject to possible redemption shares	54,055,562	54,133,917	53,253,011
Common stock, par value (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Preferred stock, par value		10.00
Common stock par value	$ 0.0001	$ 0.0001
Common stock, authorized	200,000,000	200,000,000	200,000,000
Common stock, issued	1,136,980	1,066,083	1,946,989
Common stock, outstanding	1,136,980	1,066,083	1,946,989
Class B Common Stock
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	20,000,000	20,000,000	20,000,000
Common stock, issued	13,800,000	13,800,000	13,800,000
Common stock, outstanding	13,800,000	13,800,000	13,800,000